INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	December 31,
	2024	2023
Cost:

Know-how and patents	$3,078	$3,291
Technology	6,248	6,673
Customer relationships	1,004	1,063

	10,330	11,027
Accumulated amortization:

Know-how and patents	3,067	3,276
Technology	5,811	5,859
Customer relationships	984	1,011

	9,862	10,146

Intangible assets, net	$468	$881

Schedule of Amortization of Intangible Assets
December 31,

2025	$325
2026	138
2027	3
2028	2

$468